AMERITAS LIFE INSURANCE CORP. ("Ameritas")
                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                              ("Separate Accounts")

                                  Supplement to
          OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II, OVERTURE ENCORE!,
                     OVERTURE BRAVO!, Corporate Benefit VUL,
      OVERTURE Annuity II, OVERTURE Annuity III, OVERTURE Annuity III-Plus,
                     OVERTURE ACCLAIM!, and OVERTURE ACCENT!
                         Prospectuses Dated May 1, 2007
                          Supplement Dated May 1, 2008

Effective May 1, 2008, Ameritas will add subaccount investment options to your Policy. The following information describing the underlying portfolios for the new investment options is added to your prospectus.

A. On Page 1 of each variable annuity prospectus, and at all other places where the investment options of the Separate Account are listed, the following Fund/Portfolio* information is added:

AIM V.I. Series I                          MFS(R) VIT Initial Class                  SUMMIT
    International Growth                       Research International                  Bond
AMERICAN CENTURY VP Class I                    Total Return                            EAFE International Index
    Mid Cap Value                          NEUBERGER BERMAN AMT Class I                Inflation Protected Plus
DWS VS II Class A                              Regency                                 Lifestyle ETF Aggressive
    Dreman Small Mid Value VIP             T. ROWE PRICE                               Lifestyle ETF Conservative
    Global Thematic VIP                        Blue Chip Growth-II                     Lifestyle ETF Target
* Short cites are used in this list.  "Investment Options" uses complete               Natural Resources
Portfolio names.

B. The following information is added to the Portfolio Company Operating Expenses charts (these expenses are for the year ended December 31, 2007):

--------------------------------------------------------------------------------------------------------------------------
                                                                Acquired
                                                                Fund Fees      Total      Waivers       Total Expenses
Subaccount's underlying           Management   12b-1    Other      and       Portfolio     and        after waivers and
Portfolio Name*                      Fees      Fees**   Fees    Expenses       Fees     Reductions    reductions if any
--------------------------------------------------------------------------------------------------------------------------
AIM VI, Series I (1)
--------------------------------------------------------------------------------------------------------------------
International Growth                0.71%       -       0.36%      0.01%(2)     1.08%      0.01%(3)     1.07% (4)
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value                       1.00%       -       0.01%        -          1.01%        -          1.01%
--------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
--------------------------------------------------------------------------------------------------------------------
Dreman Small Mid Value VIP          0.64%       -       0.14%(1)     -          0.78%        -          0.78%
--------------------------------------------------------------------------------------------------------------------
Global Thematic VIP                 0.92%       -       0.40%(1)   0.01%        1.33%     0.27%(2)      1.06%(3)
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
--------------------------------------------------------------------------------------------------------------------
Research International              0.90%       -       0.66%(1)     -          1.56%(1)   0.46%(2)     1.10%(1)
--------------------------------------------------------------------------------------------------------------------
Total Return                        0.75%       -       0.08%(1)     -          0.83%(1)   0.03%(3)     0.80%(1)
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I (1)
--------------------------------------------------------------------------------------------------------------------
Regency                             0.84%       -       0.11%        -          0.95%        -          0.95%
--------------------------------------------------------------------------------------------------------------------
SUMMIT
--------------------------------------------------------------------------------------------------------------------
Bond                                0.47%       -       0.28%(1)   0.01%        0.76%        -          0.76%
--------------------------------------------------------------------------------------------------------------------
EAFE International Index            0.56%       -       0.69%(2)   0.02%        1.27%      0.30%(3)     0.97%
--------------------------------------------------------------------------------------------------------------------
Inflation Protected Plus            0.50%       -       0.25%(2)   0.01%        0.76%        -          0.76%
--------------------------------------------------------------------------------------------------------------------
Lifestyle ETF Aggressive            0.55%       -       0.20%(2)   0.25%        1.00%        -          1.00%
--------------------------------------------------------------------------------------------------------------------
Lifestyle ETF Conservative          0.55%       -       0.20%(2)   0.23%        0.98%        -          0.98%
--------------------------------------------------------------------------------------------------------------------
Lifestyle ETF Target                0.55%       -       0.20%(2)   0.26%        1.01%        -          1.01%
--------------------------------------------------------------------------------------------------------------------
Natural Resources                   0.55%       -       0.20%(2)   0.56%        1.31%        -          1.31%
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth-II                 0.85%     0.25%         -        -          1.10%        -          1.10%
--------------------------------------------------------------------------------------------------------------------

AIM (1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
AIM (2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Total Expenses after Waivers and Reductions listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.
AIM (3) Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds. Fee Waiver reflects this agreement. This waiver agreement is in effect through at least April 30, 2009. AIM (4) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Portfolio Fees (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Portfolio Fees to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. The expense limitation agreement is in effect through at least April 30, 2009.
DWS (1) Restated on an annual basis to reflect approved fee changes taking effect on May 1, 2008. Includes a 0.10% administrative services fee paid to the Advisor.
DWS (2) Through 4/30/2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.06% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
DWS (3) In addition to the expenses that the portfolio bears directly, the portfolio's shareholders indirectly bear the expenses of the underlying portfolios in which the portfolio invests. The portfolio's estimated indirect expense from investing in the underlying portfolios, based on its expected allocations to the underlying portfolios, is as shown in the table.
MFS (1) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Expenses" would be lower.
MFS (2) MFS has agreed in writing to bear the funds' expenses such that "Other Fees," determined without giving effect to the expense offset arrangements described above, do not exceed 1.10% annually. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until modified by the fund's Board of Trustees.
MFS (3) MFS has agreed in writing to reduce its management fee to 0.65% annually on average daily net assets in excess of $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees.
Neuberger Berman (1) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Portfolio. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.
Summit (1) The adviser has contractually agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's direct operating expense ratio exceeds 0.75%. Expenses of Acquired Funds are not included in this arrangement. Summit (2) The fund does not bear any direct operating expenses above the amount disclosed; any additional direct operating expenses are borne by the adviser according to the terms of the advisory agreement. Expenses of Acquired Funds are not included in this arrangement. Summit (3) The adviser has agreed to waive its fees and/or reimburse expenses of the portfolio to the extent necessary, to limit direct operating expenses to 0.95% of the average daily net assets of the portfolio until May 1, 2009. Expenses of Acquired Funds are not included in this arrangement.

* Short cites are used for Funds and Portfolios in this chart. See the "Investment Options" section for complete names.

C. The following information is added to each variable life and annuity prospectus's Separate Account Variable Investment Options section:

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                               Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                               Invesco Aim Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I -               Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
  - Subadvisers: AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco
  Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.),
  Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited;
  Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management
  Deutschland, GmbH; and Invesco Australia Limited
--------------------------------------------------------------------------------------------------------------------
                American Century Investments                      American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I              Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                         Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A        Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                   Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
              MFS(R) Variable Insurance TrustSM                       Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class      Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return Series, Initial Class                Total return.
--------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                     Neuberger Berman Management Inc.
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I              Capital growth.
--------------------------------------------------------------------------------------------------------------------
     Summit Mutual Funds, Inc., Summit Pinnacle Series*                 Summit Investment Partners, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit Bond Portfolio                                        Bond.
--------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index Portfolio                    Index:  MSCI EAFE Index.
--------------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus Portfolio                    Inflation-adjusted income.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Aggressive Portfolio    Target allocation - Aggressive.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Conservative Portfolio  Target allocation - Conservative.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Target Portfolio        Target allocation - Moderate.
--------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio                           Specialty.
--------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                          T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                  Growth.
--------------------------------------------------------------------------------------------------------------------

* Summit Mutual Funds, Inc., Summit Pinnacle Series ("Summit") and its investment adviser are part of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas. Also, Ameritas Investment Corp., a majority owned subsidiary of Ameritas, is the underwriter for Summit.

D. Please see the respective fund prospectuses for more information about the portfolios.

All other provisions of your prospectus remain as stated in your Policy and prospectus.

               This Supplement should be retained with the current
                  prospectus for your variable Policy issued by
                          Ameritas Life Insurance Corp.
                 If you do not have a current prospectus, please
                      contact Ameritas at 1-800-745-1112.